Investment Risks - Lone Peak Value Fund	Jan. 31, 2026
Risks Of Small-Cap And Mid-Cap Securities Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.
Risks Of Large-Cap Securities Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.
Focused Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. The Fund employs a high conviction, focused strategy and intends to hold a limited number of securities. These types of funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. During the fiscal year ended September 30, 2025, the Fund invested a substantial amount of its assets in securities of companies of the financial, healthcare and industrial sectors. Sectors in which the Fund invests may change. To the extent that the Fund invests in securities in the financial sector or industrial sector, it will be subject to the following risks:

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.

Industrial Companies Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, global events, exchange rates and economic conditions will likewise affect the performance of these companies.

Healthcare Companies Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Sector Risk, Financial Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.

Sector Risk, Industrial Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrial Companies Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, global events, exchange rates and economic conditions will likewise affect the performance of these companies.

Sector Risk, Healthcare Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Healthcare Companies Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Management Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.